Income Taxes - Narrative (Details) - CAD ($) $ in Millions	Sep. 30, 2021	Jan. 01, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Taxes	$ 93		$ 36
Subsidiary Issuer
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Taxes		$ 942
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Taxes		862
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Taxes		58
Asia Pacific
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Taxes		$ 22